POST-EMPLOYMENT BENEFITS - Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
POST-EMPLOYMENT BENEFITS
Actuarial gains (-) / losses (+) deriving from changes in financial assumptions	€ (24)	€ (302)	€ (30)
Actuarial gains (-) / losses (+) deriving from experience adjustments	(2)	2	2
Included in other comprehensive income	25	300	28
Interest income	33	14	12
Included in the combined statements of profit or loss	33	14	12
Total included in the combined statements of profit or loss and other comprehensive income (loss)	€ 7	€ (286)	€ (16)